Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of calculations of basic earnings per share and diluted earnings per share

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	8,116,624	7,739,935	7,242,490
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	110,695,778	106,074,914	100,072,178
Basic earnings per Class A and Class B ordinary shares	73.32	72.97	72.37

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	8,116,624	7,739,935	7,242,490
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	110,695,778	106,074,914	100,072,178
Dilutive employee share options and non-vested ordinary shares	1,856,620	1,780,892	2,311,712
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	112,552,398	107,855,806	102,383,890
Diluted earnings per Class A and Class B ordinary shares	72.11	71.76	70.74